Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 14,327	$ 34,668
Restricted cash	4,598	5,545
Notes receivable	6,841	7,340
Accounts receivable, net	124,611	127,300
Prepayments and other current assets, net	37,346	29,684
Total Current Assets	190,002	205,238
Property and equipment, net	68,822	59,968
Intangible assets, net	11,235	11,413
Operating lease right-of-use assets, net	8,065	9,918
Long-term investments	1,942	1,900
Deposit for investment	10,617	10,573
Deferred tax assets	1,539	1,434
Other non-current assets	4,215	9,686
Total Assets	296,437	310,130
Current Liabilities
Notes payable	12,176	14,907
Accounts payable	62,206	88,734
Short-term bank loans	48,739	39,401
Long-term bank loans, current	412
Salary and welfare payables	2,421	3,047
Accrued expenses and other current liabilities	8,937	7,673
Operating lease liabilities, current	3,978	4,218
Tax payables	3,702	3,017
Total Current Liabilities	144,117	162,684
Long-term bank loans	16,046	16,390
Operating lease liabilities, non-current	3,254	4,719
Deferred tax liabilities	155	53
Other non-current liabilities	2,694	2,838
Total Liabilities	166,266	186,684
Commitments and Contingencies
Equity
Additional paid-in capital	83,762	83,762
Statutory reserves	5,959	5,959
Retained earnings	42,325	36,462
Accumulated other comprehensive loss	(8,540)	(9,047)
Total Shengfeng Development Limited’s Shareholders’ Equity	123,514	117,144
Non-controlling Interests	6,657	6,302
Total Equity	130,171	123,446
Total Liabilities and Equity	296,437	310,130
Class A Ordinary Shares
Equity
Ordinary share value	4	4
Class B Ordinary Shares
Equity
Ordinary share value	4	4
Related Party
Current Assets:
Due from related parties	2,279	701
Current Liabilities
Due to related parties	$ 1,546	$ 1,687